Acquisitions (Narrative) (Detail) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended			3 Months Ended	6 Months Ended
	Jan. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 29, 2014 Marcellus Joint Venture	Jun. 30, 2014 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture	Dec. 31, 2013 Marcellus Joint Venture	Jan. 29, 2014 Marcellus Joint Venture Significant Unobservable Inputs (Level 3)	Feb. 12, 2014 Momentum Acquisition MMcf_day acre	Jun. 30, 2014 Momentum Acquisition	Jun. 30, 2014 Momentum Acquisition Customer Contracts	Jun. 30, 2014 Momentum Acquisition Customer Contracts	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania mi	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania Minimum in	Feb. 12, 2014 Momentum Acquisition Washington County Pennsylvania Maximum in	Feb. 12, 2014 Momentum Acquisition Washingtonand Greene Counties Pennsylvania mi in
Business Acquisition [Line Items]
Equity investment ownership percentage											50.00%
Fair value of pre-existing equity investment								$ 250,632,000				$ 250,632,000
Gain on purchase of Marcellus joint venture		0	0	203,579,000	0			203,579,000
Fair value of natural gas properties										343,000,000
Goodwill										338,000,000
Ownership percentage									100.00%
Business acquisition, consideration							10,000,000	322,000,000					111,400,000
Intangible assets, net															48,900,000	48,900,000
Amortization of intangible assets		340,000	0	340,000	0										300,000	300,000
Amortization of intangible assets 2014														800,000
Amortization of intangible assets 2015														1,600,000
Amortization of intangible assets 2016														1,600,000
Amortization of intangible assets 2017														1,600,000
Amortization of intangible assets 2018														1,600,000
Length of gathering system (miles)																	28
Width of gathering system (inches)																		6	16
Length of pipelines to be constructed (miles)																				18
Width of gathering system to be constructed (inches)																				30
Number of acres dedicated													20,000
Aggregate capacity of acquired systems (Bcf)													1,000
Payment to acquire business	3,300,000					1,000,000		100,000,000
Funding for development of the unproved properties							$ 3,700,000